Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV
The fair values of investments as of December 31, 2025 and 2024 are included in the tables below:

	December 31, 2025	Level 1	Level 2	Level 3
Money market funds(a)	$6,328,878	$6,328,878	$—	$—
Mutual funds	50,746,641	50,746,641	—	—
Self-directed brokerage account	1,869,779	1,869,779	—	—
Common collective trusts	117,720,134	117,720,134	—	—
Compass Minerals common stock	1,557,758	1,557,758	—	—
Investments at fair value	$178,223,190	$178,223,190	$—	$—

	December 31, 2024	Level 1	Level 2	Level 3
Money market funds(a)	$6,819,993	$6,819,993	$—	$—
Mutual funds	48,542,002	48,542,002	—	—
Self-directed brokerage account	1,909,790	1,909,790	—	—
Common collective trusts	106,647,954	106,647,954	—	—
Compass Minerals common stock	1,004,200	1,004,200	—	—
Investments at fair value	$164,923,939	$164,923,939	$—	$—
(a)The stock purchase account value of $706 and $638 for the years ended December 31, 2025 and December 31, 2024, respectively, is included in the fair value of money market funds.. The stock purchase account is used as a plan-level account in the record keeping of the purchase and sales of fractional shares of employer stock. Participants cannot invest their account balances in this fund.